Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Other Income [Line Items]
Interest income	$ 373	$ 193	$ 431	$ 467	$ 330
Government grants (note i)	0	531	1,016	587	1,730
Other Income	28	32
Other income	$ 401	$ 756	$ 1,447	$ 1,054	$ 2,060